Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 812,156	$ 1,727,809
Employee benefits payable	40,457	68,885
Accrual and other payables	21,328	25,065
Total	$ 873,941	$ 1,821,759